Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balance at Dec. 31, 2011	$ 27,412	$ 0	$ 1,560,123	$ (1,610,943)	$ (23,408)
Balance (in Shares) at Dec. 31, 2011	27,412,318	0
Stock issued as compensation	330	800	407,870		409,000
Stock issued as compensation (in Shares)	330,000	800,000			1,130,000
Stock issued for services	145	180	151,700		152,025
Stock issued for services (in Shares)	145,000	180,000			325,000
Common stock issued for director fees (in Shares)					0
Stock sold	393	113	201,494		202,000
Stock sold (in Shares)	392,500	112,500
Exercise of warrants into common stock	247		61,503		61,750
Exercise of warrants into common stock (in Shares)	247,000				3,241,184
Discounts on notes payable			226,422		226,422
Conversion of notes payable and interest into common stock	3,107	133	689,908		693,148
Conversion of notes payable and interest into common stock (in Shares)	3,107,690	133,494
Common stock cancelled	(760)		760
Common stock cancelled (in Shares)	(760,000)
Net loss				(1,768,450)	(1,768,450)
Balance at Dec. 31, 2012	30,874	1,226	3,299,780	(3,379,393)	(47,513)
Balance (in Shares) at Dec. 31, 2012	30,874,508	1,225,994			30,874,508
Common stock previously owed	1,226	(1,226)
Common stock previously owed (in Shares)	1,225,994	(1,225,994)
Stock issued as compensation	478	665	554,889		556,032
Stock issued as compensation (in Shares)	478,400	665,300			1,143,700
Stock issued for services	745	294	419,977		421,016
Stock issued for services (in Shares)	745,390	294,429			1,039,819
Common stock issued for director fees		360	219,600		219,960
Common stock issued for director fees (in Shares)		360,000			360,000
Stock sold	3,700	1,474	2,064,326		2,069,500
Stock sold (in Shares)	3,700,000	1,473,750
Exercise of warrants into common stock	250	63	86,562		86,875
Exercise of warrants into common stock (in Shares)	250,000	62,500			100,000
Discounts on notes payable			296,524		296,524
Private placement fees			(312,515)		(312,515)
Net loss				(3,625,164)	(3,625,164)
Balance at Dec. 31, 2013	37,273	2,856	6,629,143	(7,004,557)	(335,285)
Balance (in Shares) at Dec. 31, 2013	37,274,292	2,855,979			37,274,292
Common stock previously owed	2,851	(2,851)
Common stock previously owed (in Shares)	2,850,979	(2,850,979)
Stock issued as compensation	150		76,350		76,500
Stock issued as compensation (in Shares)	150,000				150,000
Stock issued for services	462	430	408,118		409,010
Stock issued for services (in Shares)	462,289	430,000			892,289
Common stock issued for director fees (in Shares)					0
Exercise of warrants into common stock (in Shares)					0
Discounts on notes payable			154,881		154,881
Discounts on convertible debentures			1,698,766		1,698,766
Private placement fees			185,874		185,874
Net loss				(2,467,779)	(2,467,779)
Balance at Jun. 30, 2014	$ 40,736	$ 435	$ 9,153,132	$ (9,472,336)	$ (278,033)
Balance (in Shares) at Jun. 30, 2014	40,737,560	435,000			40,737,560